Summary Of Operating Lease Right Of Use Assets And Lease Liability (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Commitments and Contingencies Disclosure [Abstract]
Right-of-use assets	₨ 64,548.8	$ 882.5	₨ 60,756.9
Lease liabilities	₨ 70,422.0	$ 962.8	₨ 65,615.1